OTHER EQUITY INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Equity Instruments Explanatory [Abstract]
Schedule of Other Equity Instruments

	2020	2019	2018
	£m	£m	£m
At 1 January	5,906	6,491	5,355
Issued in the year:
US dollar notes ($1,500 million nominal)	—	—	1,136
US dollar notes ($500 million nominal)	—	396	—
Sterling notes (£500 million nominal)	—	500	—
Redemption	—	(1,481)	—
Profit for the year attributable to other equity holders	453	466	433
Distributions on other equity instruments	(453)	(466)	(433)
At 31 December	5,906	5,906	6,491